Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds	kr 22,160	kr 6,149
Additions	1,183	978
Disposals	0	0
Exchange rates	163	(295)
Other	(1)	(9)
Borrowings, beginning of the year	10,356	4,483
Borrowings, cash flows	(7,216)	(950)
Borrowings, end of the year	26,645	10,356
Bank loan classified as financing activities	358	576
Bank loan classified as cash and cash equivalents	1	531
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3,672	3,824
Cash flows	(874)	(950)
Proceeds	0	0
Additions	1,183	978
Disposals	0	0
Exchange rates	146	(171)
Other	2	(9)
Liabilities arising from financing activities at end of period	4,129	3,672
Issued bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Cash flows	0
Proceeds	9,657
Additions	0
Disposals	0
Exchange rates	0
Other	(3)
Liabilities arising from financing activities at end of period	9,654	0
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	5,577	0
Cash flows	(5,577)	0
Proceeds	12,503	5,582
Additions	0	0
Disposals	0	0
Exchange rates	0	(5)
Other	0	0
Liabilities arising from financing activities at end of period	12,503	5,577
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	576	595
Cash flows	(238)	0
Proceeds	0	100
Additions	0	0
Disposals	0	0
Exchange rates	17	(119)
Other	3	0
Liabilities arising from financing activities at end of period	358	576
Liabilities arising from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	9,825	4,419
Cash flows	(6,689)	(950)
Proceeds	22,160	5,682
Additions	1,183	978
Disposals	0	0
Exchange rates	163	(295)
Other	2	(9)
Liabilities arising from financing activities at end of period	26,644	9,825
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	(527)
Proceeds	0	467
Additions	0	0
Disposals	0	0
Exchange rates	0	0
Other	(3)	0
Borrowings, beginning of the year	531	64
Bank overdrafts, cash flows		0
Borrowings, end of the year	kr 1	kr 531